Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Jiayin Group Inc.
Entity Central Index Key	0001743102
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	18th Floor, Building No. 1, Youyou Century Plaza
Entity Address, Address Line Two	428 South Yanggao Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Incorporation, State or Country Code	F4
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38806
Trading Symbol	JFIN
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Document Shell Company Report	false
Document Registration Statement	false
Entity Bankruptcy Proceedings, Reporting Current	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	18th Floor, Building No. 1, Youyou Century Plaza
Entity Address, Address Line Two	428 South Yanggao Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Contact Personnel Name	Chunlin Fan
Local Phone Number	6190-6826
City Area Code	21
Contact Personnel Email Address	fanchunlin@jiayinfintech.cn
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	105,727,404
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	108,000,000